Accounts Receivable, net - Loss Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, net
Balance at Beginning of year	$ 190	$ 290	$ 0
Charges to earnings	0	67	290
Amounts utilized / write-offs	0	(167)	0
Balance at end of year	$ 190	$ 190	$ 290